Receivables - Carrying Amount of Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 13,606	$ 13,423
Retail note and finance lease receivables
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	6,340	6,371
Wholesale
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 7,266	$ 7,052